Investments	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments
10.  INVESTMENTS

	2025	2024

Equity method investments [a]	$846	$794
Public and private equity investments [b]	225	206
Debt investments	32	31
Warrants	—	14
	$1,103	$1,045

[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2025	2024

LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$269	$298
Litens Automotive Partnership [ii]	76.7%	$299	$262
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$159	$140
BAIC BluePark Magna Automobile Co., Ltd.	49.0%	$109	$99

[i]
LG Magna
e-Powertrain
[“LGM”] is a variable interest entity [‘‘VIE’’] and depends on the Company and LG Electronics for any additional cash needs. The Company cannot make key operating decisions considered the most significant to the VIE, and is therefore not the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2025.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights held by our partner that prevent control.

[b] Cumulative unrealized gains and losses on equity securities held as at December 31, 2025 were $19 million and $18 million [$29 million and $18 million as at December 31, 2024], respectively.
A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2025	2024

Current assets	$2,406	$2,543

Non-current assets	$1,486	$1,561

Current liabilities	$1,692	$1,870

Long-term liabilities	$669	$682
Summarized Income Statements

	2025	2024

Sales	$5,489	$5,300
Cost of goods sold & expenses	5,287	5,184
Net income	$202	$116
Sales to equity method investees were approximately $143 million and $155 million for the years ended December 31, 2025 and 2024, respectively.